Expense Example {- Fidelity® Independence Fund} - 11.30 Fidelity Independence Fund - K PRO-10 - Fidelity® Independence Fund - Fidelity Independence Fund-Class K	Jan. 29, 2021 USD ($)
Expense Example:
1 year	$ 79
3 years	246
5 years	428
10 years	$ 954